20) Derivative financial instruments (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Hedge instrument nominal value [Member]
Strategy
Hedge of exchange variation on future cash flows	[1]	R$ 4,839,546	R$ 1,919,177
Total		4,839,546	1,919,177
Hedge object accounting value [Member]
Strategy
Hedge of exchange variation on future cash flows	[1]	2,570,621	925,820
Total		2,570,621	925,820
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects) [Member]
Strategy
Hedge of exchange variation on future cash flows	[1]	(576,303)	(388,674)
Total		(576,303)	(388,674)
Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects) [Member]
Strategy
Hedge of exchange variation on future cash flows	[1]	(316,967)	(213,771)
Total		R$ (316,967)	R$ (213,771)

[1]	Whose functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the object of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).